CONTINGENCIES AND CAPITAL COMMITMENTS (Narrative) (Details) $ in Thousands, S/ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2023 PEN (S/) item	Dec. 31, 2023 ARS ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 USD ($)
Disclosure of other provisions
Income taxes payable		$ 31,779					$ 11,591
Number of letters of guarantee | item		3	3	3
Capital commitments							$ 14,303
Government of Cte d'Ivoire
Disclosure of other provisions
Potential early payment termination amount		$ 16,700
Civil Work
Disclosure of other provisions
Capital commitments		5,800
PERU
Disclosure of other provisions
Payment of disputed amount		1,200	S/ 4.3
PERU | 2010 Tax Period
Disclosure of other provisions
Payment of disputed amount		1,200	4.3
Income tax interest and penalties		800	2.9
PERU | 2011 Tax Period
Disclosure of other provisions
Payment of disputed amount		700	2.8
Income tax interest and penalties		500	S/ 1.7
ARGENTINA
Disclosure of other provisions
Income tax interest and penalties		300		$ 277
Income taxes payable		1,000				$ 810
Caylloma Mine
Disclosure of other provisions
Undiscounted closure costs	$ 18,200
Progressive closure activities	6,200
Final closure activities	9,800
Post closure activities	$ 2,300
Caylloma Mine | Entering into significant commitments or contingent liabilities [member]
Disclosure of other provisions
Guarantees with government current year					$ 12,900
San Jose Mine
Disclosure of other provisions
Guarantees with government current year		$ 800